Schedule of Equipment By Location (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Total equipment	$ 34,178	$ 38,052
CANADA
Segment Reporting [Line Items]
Total equipment	21,510	25,167
ISRAEL
Segment Reporting [Line Items]
Total equipment	6,729	8,371
UNITED KINGDOM
Segment Reporting [Line Items]
Total equipment	$ 5,939	$ 4,514